===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1512

                        Oppenheimer Capital Income Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2011

===============================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)


                                                          Shares              Value
-----------------------------------------------------------------------------------
COMMON STOCKS-31.0%
-----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-2.5%
-----------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.4%
Mattel, Inc.                                             270,000        $ 7,126,650
-----------------------------------------------------------------------------------
MEDIA-1.5%
Cinemark Holdings, Inc.                                  428,000          9,309,000
-----------------------------------------------------------------------------------
Comcast Corp., Cl. A                                     354,000          8,934,960
-----------------------------------------------------------------------------------
Time Warner Cable, Inc.                                  102,500          7,915,050
                                                                        -----------
                                                                         26,159,010
-----------------------------------------------------------------------------------
MULTILINE RETAIL-0.6%
Target Corp.                                             200,000          9,906,000
-----------------------------------------------------------------------------------
CONSUMER STAPLES-4.6%
-----------------------------------------------------------------------------------
BEVERAGES-1.1%
Coca-Cola Co. (The)                                      278,000         18,573,180
-----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.9%
Wal-Mart Stores, Inc.                                    131,000          7,233,820
-----------------------------------------------------------------------------------
Walgreen Co.                                             184,000          8,027,920
                                                                        -----------
                                                                         15,261,740
-----------------------------------------------------------------------------------
FOOD PRODUCTS-0.8%
Adecoagro SA(1)                                          458,290          5,788,203
-----------------------------------------------------------------------------------
B&G Foods, Inc., Cl. A                                   152,500          2,827,350
-----------------------------------------------------------------------------------
Sao Martinho SA                                          200,900          3,092,924
-----------------------------------------------------------------------------------
SLC Agricola SA                                          215,000          2,779,908
                                                                        -----------
                                                                         14,488,385
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.0%
Church & Dwight Co., Inc.                                193,000         16,231,300
-----------------------------------------------------------------------------------
TOBACCO-0.8%
Philip Morris International, Inc.                        193,000         13,847,750
-----------------------------------------------------------------------------------
ENERGY-3.6%
-----------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.5%
Nabors Industries Ltd.(1)                                146,000          4,071,940
-----------------------------------------------------------------------------------
Schlumberger Ltd.                                         63,000          5,400,360
                                                                        -----------
                                                                          9,472,300
-----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.1%
Apache Corp.                                              23,500          2,928,100
-----------------------------------------------------------------------------------
Chevron Corp.                                            101,400         10,637,874
-----------------------------------------------------------------------------------
Enbridge Energy Management LLC(1)                              1                  3
-----------------------------------------------------------------------------------
Exxon Mobil Corp.                                        227,800         19,014,471
-----------------------------------------------------------------------------------
Kinder Morgan Management LLC(1)                                1                 23
-----------------------------------------------------------------------------------
Kinder Morgan, Inc.                                       96,390          2,823,263
-----------------------------------------------------------------------------------
Noble Energy, Inc.                                        33,000          3,075,600
-----------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                43,000          3,071,490
-----------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                          305,953         11,119,252
                                                                        -----------
                                                                         52,670,076
-----------------------------------------------------------------------------------
FINANCIALS-4.9%
-----------------------------------------------------------------------------------
CAPITAL MARKETS-0.7%
Bond Street Holdings LLC, Cl. A(1,2)                     375,000          7,687,500
-----------------------------------------------------------------------------------

                      1 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)


                                                                     Shares              Value
----------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED

Goldman Sachs Group, Inc. (The)                                      33,000        $ 4,644,090
                                                                                   -----------
                                                                                    12,331,590
----------------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.9%
M&T Bank Corp.                                                       88,000          7,770,400
----------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                  192,000         11,984,640
----------------------------------------------------------------------------------------------
U.S. Bancorp                                                        250,000          6,400,000
----------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                   209,000          5,929,330
                                                                                   -----------
                                                                                    32,084,370
----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.1%
JPMorgan Chase & Co.                                                 17,000            735,080
----------------------------------------------------------------------------------------------
INSURANCE-1.0%
Everest Re Group Ltd.                                                60,350          5,369,340
----------------------------------------------------------------------------------------------
MetLife, Inc.                                                       153,200          6,756,120
----------------------------------------------------------------------------------------------
UnumProvident Corp.                                                 200,000          5,262,000
                                                                                   -----------
                                                                                    17,387,460
REAL ESTATE INVESTMENT TRUSTS-1.2%
American Assets Trust, Inc.                                         205,000          4,596,100
----------------------------------------------------------------------------------------------
Apollo Commercial Real Estate Finance, Inc.                          40,000            653,200
----------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                     249,926          4,118,780
----------------------------------------------------------------------------------------------
Public Storage                                                       25,000          2,958,500
----------------------------------------------------------------------------------------------
Starwood Property Trust, Inc.                                       392,130          8,524,906
                                                                                   -----------
                                                                                    20,851,486
----------------------------------------------------------------------------------------------
HEALTH CARE-4.0%
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.7%
Gilead Sciences, Inc.(1)                                            245,000         10,226,300
----------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(1)                                        242,470          2,320,438
                                                                                   -----------
                                                                                    12,546,738
HEALTH CARE EQUIPMENT & SUPPLIES-0.6%
Medtronic, Inc.                                                     100,000          4,070,000
----------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(1)                                             90,000          6,098,400
                                                                                   -----------
                                                                                    10,168,400
----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.8%
HCA Holdings, Inc.(1)                                                61,550          2,147,480
----------------------------------------------------------------------------------------------
Humana, Inc.(1)                                                      49,000          3,945,970
----------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                            160,000          7,832,000
                                                                                   -----------
                                                                                    13,925,450
----------------------------------------------------------------------------------------------
PHARMACEUTICALS-1.9%
Mylan, Inc.1                                                        143,998          3,390,433
----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                      1,006,400         21,587,280
----------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)                                     100,000          6,435,000
                                                                                   -----------
                                                                                    31,412,713
INDUSTRIALS-2.7%
----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.0%
AerCap Holdings NV1                                               1,197,280         16,235,117


                      2 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)


                                                                    Shares              Value
---------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.3%
Republic Services, Inc.                                            145,000        $ 4,570,400
---------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.3%
Cooper Industries plc                                               57,300          3,601,305
---------------------------------------------------------------------------------------------
General Cable Corp.(1)                                              51,200          2,137,600
                                                                                  -----------
                                                                                    5,738,905
---------------------------------------------------------------------------------------------
MACHINERY-1.1%
Ingersoll-Rand plc                                                 240,000         11,976,000
---------------------------------------------------------------------------------------------
WABCO Holdings, Inc.(1)                                             97,800          6,704,190
                                                                                  -----------
                                                                                   18,680,190
---------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-4.7%
---------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.3%
QUALCOMM, Inc.                                                      86,500          5,068,035
---------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.6%
Apple, Inc.(1)                                                      28,600          9,947,938
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.3%
VeriSign, Inc.                                                     147,000          5,147,940
---------------------------------------------------------------------------------------------
IT SERVICES-1.2%
Accenture plc, Cl. A                                               100,000          5,739,000
---------------------------------------------------------------------------------------------
International Business Machines Corp.                               86,700         14,646,231
                                                                                  -----------
                                                                                   20,385,231
---------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.7%
Atmel Corp.(1)                                                     340,000          5,106,800
---------------------------------------------------------------------------------------------
Xilinx, Inc.                                                       180,000          6,422,400
                                                                                  -----------
                                                                                   11,529,200
---------------------------------------------------------------------------------------------
SOFTWARE-1.6%
Microsoft Corp.                                                    515,000         12,880,150
---------------------------------------------------------------------------------------------
Oracle Corp.                                                       440,000         15,056,800
                                                                                  -----------
                                                                                   27,936,950
---------------------------------------------------------------------------------------------
MATERIALS-1.7%
---------------------------------------------------------------------------------------------
CHEMICALS-1.0%
Celanese Corp., Series A                                           287,000         14,949,830
---------------------------------------------------------------------------------------------
Mosaic Co. (The)                                                    25,000          1,771,250
                                                                                  -----------
                                                                                   16,721,080
---------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.7%
Rock-Tenn Co., Cl. A                                               165,469         12,712,983
---------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.0%
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.5%
AT&T, Inc.                                                         232,500          7,337,700
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.5%
Vodafone Group plc, Sponsored ADR                                  320,000          8,969,600
---------------------------------------------------------------------------------------------
UTILITIES-1.3%
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.4%
Cleco Corp.                                                        173,000          6,070,570
---------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.9%
CenterPoint Energy, Inc.                                           332,500          6,427,225
---------------------------------------------------------------------------------------------
CMS Energy Corp.                                                   285,000          5,682,900
---------------------------------------------------------------------------------------------

                      3 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)


                                                                 Shares                       Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------------------
MULTI-UTILITIES CONTINUED
Public Service Enterprise Group, Inc.                            96,000                 $ 3,216,000
                                                                                        -----------
                                                                                         15,326,125
                                                                                        -----------
Total Common Stocks (Cost $421,886,855)                                                 527,557,642
---------------------------------------------------------------------------------------------------
PREFERRED STOCKS-3.3%
Goldman Sachs Group, Inc. (The),
3.75% Non-Cumulative, Series A, Non-Vtg.                        123,300                   2,629,989
---------------------------------------------------------------------------------------------------
H.J. Heinz Finance Co., 8% Cum., Series B(3)                         40                   4,228,750
---------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I,
7.75% Cum. Cv., Non-Vtg.                                         25,000                  24,750,000
---------------------------------------------------------------------------------------------------
MetLife, Inc., 5% Cv., Non-Vtg.(1)                              138,500                  11,455,335
---------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.,
9.875% Non-Cum., Series F, Non-Vtg.(4)                           75,000                   2,140,500
---------------------------------------------------------------------------------------------------
PPL Corp., 8.75% Cv.                                             50,000                   2,735,200
---------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.50% Cv., Series L, Non-Vtg.                  7,000                   7,595,000
                                                                                         ----------
Total Preferred Stocks (Cost $48,731,667)                                                55,534,774


                                                  Units
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
Charter Communications,
Inc., Cl. A Wts., Strike
Price $46.86, Exp. 11/30/14(1)(Cost $192,089)    38,418                 599,321


                                                    Principal
                                                       Amount
-------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-27.9%
-------------------------------------------------------------------------------
GOVERNMENT AGENCY-22.0%
-------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-21.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19(5)                                    $3,138,373        3,339,389
5%, 12/15/34                                           263,334          282,020
6%, 5/15/18                                          1,119,211        1,222,936
6.50%, 7/1/28-4/1/34                                   441,739          501,076
7%, 10/1/31                                            551,869          636,562
8%, 4/1/16                                             142,638          157,259
9%, 8/1/22-5/1/25                                       51,493           58,840
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.855%,
3/25/36(4)                                             639,228          908,840
Series 2034, Cl. Z, 6.50%, 2/15/28                     245,750          286,263
Series 2043, Cl. ZP, 6.50%, 4/15/28                  1,090,192        1,243,283
Series 2053, Cl. Z, 6.50%, 4/15/28                     250,559          288,016
Series 2279, Cl. PK, 6.50%, 1/15/31                    495,256          550,941
Series 2326, Cl. ZP, 6.50%, 6/15/31                    239,660          280,678
Series 2426, Cl. BG, 6%, 3/15/17                     1,569,101        1,702,435
Series 2427, Cl. ZM, 6.50%, 3/15/32                    889,515        1,008,007
Series 2461, Cl. PZ, 6.50%, 6/15/32                  1,362,400        1,550,227
Series 2500, Cl. FD, 0.698%, 3/15/32(4)                135,170          135,866
Series 2526, Cl. FE, 0.598%, 6/15/29(4)                168,757          169,372
Series 2538, Cl. F, 0.798%, 12/15/32(4)              1,596,613        1,609,305

                      3 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                         Principal
                                                                                            Amount                   Value
--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2551, Cl. FD, 0.598%, 1/15/33(4)                                                $   116,355             $   116,786
Series 2626, Cl. TB, 5%, 6/1/33                                                          2,073,738               2,249,798
Series 2638, Cl. KG, 4%, 11/1/27                                                           404,846                 404,848
Series 2663, Cl. BA, 4%, 8/1/16                                                          1,029,017               1,042,770
Series 2686, Cl. CD, 4.50%, 2/1/17                                                       1,043,863               1,054,301
Series 2907, Cl. GC, 5%, 6/1/27                                                            424,987                 427,726
Series 2929, Cl. PC, 5%, 1/1/28                                                            271,863                 273,074
Series 2952, Cl. GJ, 4.50%, 12/1/28                                                        126,642                 127,281
Series 3019, Cl. MD, 4.75%, 1/1/31                                                       1,540,425               1,575,564
Series 3025, Cl. SJ, 24.024%, 8/15/35(4)                                                   199,666                 285,512
Series 3094, Cl. HS, 23.657%, 6/15/34(4)                                                   402,788                 546,945
Series 3242, Cl. QA, 5.50%, 3/1/30                                                         738,487                 753,514
Series 3291, Cl. NA, 5.50%, 10/1/27                                                         19,151                  19,186
Series 3306, Cl. PA, 5.50%, 10/1/27                                                         12,459                  12,456
Series R001, Cl. AE, 4.375%, 4/1/15                                                        495,727                 501,373
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 19.176%, 4/1/27(6)                                                     390,185                  82,356
Series 192, Cl. IO, 15.56%, 2/1/28(6)                                                      122,406                  26,888
Series 2130, Cl. SC, 57.04%, 3/15/29(6)                                                    295,261                  56,566
Series 243, Cl. 6, 0%, 12/15/32(6,7)                                                       461,829                  90,476
Series 2527, Cl. SG, 12.086%, 2/15/32(6)                                                   259,421                   8,997
Series 2531, Cl. ST, 32.184%, 2/15/30(6)                                                   439,715                  19,149
Series 2639, Cl. SA, 18.364%, 7/15/22(6)                                                 1,863,644                 170,959
Series 2796, Cl. SD, 69.795%, 7/15/26(6)                                                   437,242                  86,728
Series 2802, Cl. AS, 75.60%, 4/15/33(6)                                                    490,339                  43,707
Series 2815, Cl. PT, 31.043%, 11/15/32(6)                                                7,039,573                 909,953
Series 2920, Cl. S, 70.11%, 1/15/35(6)                                                   2,406,672                 422,650
Series 2937, Cl. SY, 27.677%, 2/15/35(6)                                                 9,939,578               1,541,382
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                                   425,052                  61,003
Series 3451, Cl. SB, 26.618%, 5/15/38(6)                                                 6,309,473                 846,698
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
--------------------------------------------------------------------------------------------------------------------------
Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.543%, 6/1/26(8)                       117,822                 103,400
Federal National Mortgage Assn.:
4.50%, 6/1/26-7/1/41(9)                                                                 43,165,000              44,858,926
5%, 6/1/41(9)                                                                           46,499,000              49,499,673
5.50%, 1/1/38-4/1/39                                                                     5,286,758               5,738,043
5.50%, 6/1/26-6/1/41(9)                                                                 62,771,000              68,058,626
6%, 6/1/41(9)                                                                           53,445,000              58,789,500
6.50%, 5/25/17-11/25/31                                                                  3,235,634               3,617,056
6.50%, 6/1/41(9)                                                                         8,847,000               9,991,581
7%, 11/1/17-7/25/35                                                                        671,937                 723,583
7.50%, 1/1/33-3/25/33                                                                    5,730,120               6,689,483
8.50%, 7/1/32                                                                               14,810                  16,922
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr.:
3.50%, 6/1/26(9)                                                                        19,630,000              20,019,538
4%, 6/1/26(9)                                                                            1,680,000               1,751,138
--------------------------------------------------------------------------------------------------------------------------

                      5 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                         Principal
                                                                                            Amount                Value
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., 30 yr., 4%, 6/1/41(9)                                 $15,620,000          $15,734,713
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                       740,440              832,117
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                        413,639              465,716
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                     633,207              721,511
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                   1,074,673            1,245,959
Trust 2003-130, Cl. CS, 13.712%, 12/25/33(4)                                               707,777              832,973
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                    3,553,000            3,983,173
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      3,348,831            3,596,714
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                                       444,194              447,749
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                           613,298              627,643
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                  7,504,312            8,406,695
Trust 2005-12, Cl. JC, 5%, 6/1/28                                                        1,238,876            1,259,206
Trust 2005-22, Cl. EC, 5%, 10/1/28                                                         490,726              499,505
Trust 2005-30, Cl. CU, 5%, 4/1/29                                                          547,395              560,355
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                    1,430,000            1,627,023
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                                    2,969,391            3,176,615
Trust 2006-46, Cl. SW, 23.488%, 6/25/36(4)                                                 517,605              709,977
Trust 2006-50, Cl. KS, 23.489%, 6/25/36(4)                                               1,135,000            1,534,539
Trust 2006-50, Cl. SK, 23.489%, 6/25/36(4)                                                 126,500              173,823
Trust 2009-36, Cl. FA, 1.134%, 6/25/37(4)                                                2,630,452            2,668,396
Trust 2009-37, Cl. HA, 4%, 4/1/19                                                        3,850,727            4,076,252
Trust 2009-70, Cl. PA, 5%, 8/1/35                                                        4,453,865            4,696,797
Trust 2011-15, Cl. DA, 4%, 3/1/41                                                        1,558,630            1,618,607
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 69.746%, 3/17/31(6)                                                 337,734               69,645
Trust 2001-65, Cl. S, 51.711%, 11/25/31(6)                                               1,025,419              205,803
Trust 2001-81, Cl. S, 41.902%, 1/25/32(6)                                                  245,542               48,851
Trust 2002-47, Cl. NS, 41.108%, 4/25/32(6)                                                 499,293               99,233
Trust 2002-51, Cl. S, 41.424%, 8/25/32(6)                                                  458,419               96,717
Trust 2002-52, Cl. SD, 49.681%, 9/25/32(6)                                                 574,172              111,981
Trust 2002-60, Cl. SM, 51.078%, 8/25/32(6)                                                 875,957              143,843
Trust 2002-7, Cl. SK, 49.917%, 1/25/32(6)                                                  268,489               47,718
Trust 2002-75, Cl. SA, 51.859%, 11/25/32(6)                                              1,225,838              260,274
Trust 2002-77, Cl. BS, 46.128%, 12/18/32(6)                                                530,848               95,917
Trust 2002-77, Cl. JS, 42.765%, 12/18/32(6)                                                868,318              148,967
Trust 2002-77, Cl. SA, 45.409%, 12/18/32(6)                                                832,877              145,816
Trust 2002-77, Cl. SH, 52.499%, 12/18/32(6)                                                335,013               65,629
Trust 2002-89, Cl. S, 76.815%, 1/25/33(6)                                                1,456,169              289,598
Trust 2002-9, Cl. MS, 40.467%, 3/25/32(6)                                                  305,810               62,714
Trust 2002-90, Cl. SN, 52.673%, 8/25/32(6)                                                 451,062               74,174
Trust 2002-90, Cl. SY, 55.696%, 9/25/32(6)                                                 195,904               33,332
Trust 2003-33, Cl. SP, 52.059%, 5/25/33(6)                                               1,103,631              172,131
Trust 2003-46, Cl. IH, 2.254%, 6/1/23(6)                                                 2,258,720              300,173
Trust 2003-89, Cl. XS, 82.618%, 11/25/32(6)                                                925,749               54,691

                      6 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                      Principal
                                                                                          Amount               Value
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2004-54, Cl. DS, 59.48%, 11/25/30(6)                                           $   546,191        $     79,355
Trust 2004-56, Cl. SE, 24.631%, 10/25/33(6)                                            1,349,467             189,787
Trust 2005-19, Cl. SA, 72.348%, 3/25/35(6)                                             6,343,893           1,145,603
Trust 2005-40, Cl. SA, 71.46%, 5/25/35(6)                                              1,415,180             273,063
Trust 2005-6, Cl. SE, 85.782%, 2/25/35(6)                                              1,995,228             267,267
Trust 2005-71, Cl. SA, 64.577%, 8/25/25(6)                                             1,509,122             207,342
Trust 2005-93, Cl. SI, 23.679%, 10/25/35(6)                                            2,069,349             323,410
Trust 2006-129, Cl. SM, 23.074%, 1/25/37(6)                                            4,770,156             669,181
Trust 2006-51, Cl. SA, 45.991%, 6/25/36(6)                                            15,238,755           2,258,175
Trust 2008-55, Cl. SA, 25.936%, 7/25/38(6)                                             3,315,743             401,656
Trust 2008-67, Cl. KS, 51.553%, 8/25/34(6)                                             4,879,020             394,330
Trust 222, Cl. 2, 30.029%, 6/1/23(6)                                                     853,590             193,641
Trust 252, Cl. 2, 39.475%, 11/1/23(6)                                                    707,833             153,458
Trust 303, Cl. IO, 31.746%, 11/1/29(6)                                                   256,698              62,474
Trust 308, Cl. 2, 27.382%, 9/1/30(6)                                                     663,123             147,186
Trust 320, Cl. 2, 18.465%, 4/1/32(6)                                                   2,714,977             614,458
Trust 321, Cl. 2, 6.793%, 4/1/32(6)                                                    2,295,520             575,747
Trust 331, Cl. 9, 14.67%, 2/1/33(6)                                                      717,125             151,329
Trust 334, Cl. 17, 22.649%, 2/1/33(6)                                                    426,520              97,549
Trust 338, Cl. 2, 8.856%, 7/1/33(6)                                                      482,097             101,511
Trust 339, Cl. 12, 2.745%, 7/1/33(6)                                                   1,697,336             339,887
Trust 339, Cl. 7, 0%, 7/1/33(6,7)                                                      2,322,445             412,666
Trust 343, Cl. 13, 4.605%, 9/1/33(6)                                                   1,570,010             331,465
Trust 343, Cl. 18, 1.129%, 5/1/34(6)                                                     506,226             101,145
Trust 345, Cl. 9, 0%, 1/1/34(6,7)                                                      1,243,198             245,481
Trust 351, Cl. 10, 0%, 4/1/34(6,7)                                                       602,695             114,959
Trust 351, Cl. 8, 0%, 4/1/34(6,7)                                                        956,019             183,501
Trust 356, Cl. 10, 0%, 6/1/35(6,7)                                                       790,854             151,299
Trust 356, Cl. 12, 0%, 2/1/35(6,7)                                                       396,121              71,128
Trust 362, Cl. 13, 1.307%, 8/1/35(6)                                                   1,308,590             244,839
Trust 364, Cl. 16, 0%, 9/1/35(6,7)                                                     1,676,334             291,635
Trust 365, Cl. 16, 0.578%, 3/1/36(6)                                                   4,442,424             835,983
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 3.721%, 9/25/23(8)                          326,659             289,849
                                                                                                        ------------
                                                                                                         373,491,054
--------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17                                71,991              81,404
--------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.672%, 1/16/27(6)                                              628,139             106,551
Series 2002-15, Cl. SM, 81.488%, 2/16/32(6)                                              596,914             105,242
Series 2002-41, Cl. GS, 60.049%, 6/16/32(6)                                              350,883              78,777
Series 2002-76, Cl. SY, 79.928%, 12/16/26(6)                                           1,524,200             261,505

                      7 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                          Principal
                                                                                             Amount            Value
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
GNMA/GUARANTEED CONTINUED
Series 2004-11, Cl. SM, 76.114%, 1/17/30(6)                                             $   552,630       $  113,487
Series 2007-17, Cl. AI, 22.452%, 4/16/37(6)                                               4,340,418          806,248
                                                                                                          ----------
                                                                                                           1,553,214
--------------------------------------------------------------------------------------------------------------------
NON-AGENCY--5.9%
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.3%
Banc of America Commercial Mortgage Trust 2006-1,
Commercial Mtg. Pass-Through Certificates, Series 2006-1,
Cl. AM, 5.421%, 9/1/45                                                                    2,330,000        2,431,701
--------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-
Through Certificates: Series 2007-1, Cl. A4, 5.451%, 1/1/49                               2,525,000        2,734,881
Series 2007-1, Cl. AMFX, 5.482%,1/1/49                                                    3,250,000        3,265,042
--------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg.
Pass-Through Certificates, Series
2007-4, Cl. 22A1, 5.788%, 6/1/47(4)                                                       1,869,738        1,561,548
--------------------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44(3)                        532,489          534,999

--------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through
Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                                          1,223,073        1,026,336
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                  440,000          449,390
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                                  1,375,000        1,469,918
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl.
A1, 3.156%, 7/1/46(3)                                                                     2,008,002        2,042,897
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.82%, 9/1/20(3,6)                                                              16,087,786        1,374,838
--------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                                                                      71,808           51,400
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial Mortgage
Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates,
Series 2005-GG5, Cl. AM, 5.277%, 4/1/37                                                   1,635,000        1,690,432
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial Mortgage
Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates,
Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                                                   700,000          757,255
--------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                                   1,427,674        1,453,085
--------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates,
Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                                   1,640,035        1,658,994
--------------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.734%, 5/25/35(4)                                               1,997,600        1,535,215
--------------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through
Certificates, Series 2005-AR23, Cl. 6 A1, 5.189%, 11/1/35(4)                              2,399,365        1,865,947
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates: Series 2011-C3, Cl. A1, 1.875%,
2/1/46(3)                                                                                 1,580,793        1,594,444
--------------------------------------------------------------------------------------------------------------------

                      8 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                  Principal
                                                                                     Amount                      Value
----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(3)                                      $ 2,420,000                $ 2,401,738
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                        2,590,000                  2,698,265
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                            590,000                    640,598
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                           520,000                    536,539
----------------------------------------------------------------------------------------------------------------------
JMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Commercial Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.87%, 4/1/45(4)                                                3,695,000                  3,888,184
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust
2007-CB19, Commercial Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.742%, 2/1/49(4)                                         385,000                    390,287
----------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                                2,500,201                  2,025,814
----------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial
Mtg. Pass-Through Certificates, Series 2006-C3, Cl.
AM, 5.712%, 3/11/39                                                               1,670,000                  1,727,997
----------------------------------------------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-3, Commercial
Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                                                   3,425,000                  3,432,511
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ16, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl.
AM, 6.108%, 12/1/49(4)                                                            1,490,000                  1,548,333
----------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan, Trust, Mtg.
Pass-Through Certificates, 5.284%, 7/1/37(4)                                      2,207,311                  1,563,380
----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates, Series 2007-
C33, Cl. A4, 6.097%, 2/1/51(4)                                                    1,800,000                  1,979,865
----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series
2007-C34, Cl. A3, 5.678%, 5/1/46                                                  1,835,000                  2,004,824
----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 2006-C27, Cl.
AM, 5.795%, 7/15/45                                                                 540,000                    565,745
----------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14
Trust, Mtg. Pass-Through Certificates, Series 2005-
AR14, Cl. 1A4, 2.67%, 12/1/35(4)                                                  1,185,220                  1,029,605
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series 2010-
C1, Cl. A1, 3.349%, 11/1/43(3)                                                    1,282,330                  1,308,328
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl.
A1, 6.094%, 11/1/37(4)                                                            1,745,234                  1,440,603
                                                                                                           -----------
                                                                                                            56,680,938
----------------------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.6%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.839%, 10/1/35(4)                          6,030,000                  5,168,382
----------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1 A2A,
5.696%, 6/1/36(4)                                                                 1,574,889                  1,428,307
----------------------------------------------------------------------------------------------------------------------

                      9 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                 Principal
                                                                                    Amount             Value
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
MULTIFAMILY CONTINUED
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-3, Cl. A2,
6.07%, 6/1/38                                                                   $2,040,435        $2,055,673
------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.587%, 5/1/37(4)                          639,849           568,247
                                                                                                  ----------
                                                                                                   9,220,609
------------------------------------------------------------------------------------------------------------
OTHER-0.3%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                            5,315,000         5,763,902
------------------------------------------------------------------------------------------------------------
RESIDENTIAL-1.7%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.589%, 5/1/36(4)                            560,000           519,479
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-
Through Certificates, Series 2005-29, Cl. A1, 5.75%,
 12/1/35                                                                           951,302           849,944
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-
Through Certificates, Series 2005-HYB7, Cl. 6A1,
5.391%, 11/1/35(4)                                                               2,105,406         1,606,125
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                                           1,612,008         1,553,438
------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg.
Pass-Through Certificates, Series 2005-21CB, Cl. A7,
 5.50%, 6/1/35                                                                   2,258,261         2,040,565
------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J10, Mtg.
Pass-Through Certificates, Series 2005-J10, Cl. 1A17,
5.50%, 10/1/35                                                                   7,681,511         6,640,163
------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-
Through Certificates, Series 2007-19, Cl. 1A34, 6%,
8/1/37                                                                           1,468,430         1,175,100
------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                1,643,554         1,609,750
------------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-
Through Certificates, Series 2006-S4, Cl. A6, 5.71%,
12/1/36                                                                          1,401,956         1,270,530
------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg.
Pass-Through Certificates, Series 2005-A15, Cl. 1A4,
5.75%, 2/1/36                                                                      648,101           546,844
------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2004-5, Cl. 3 A1,
2.542%, 5/1/34(4)                                                                3,565,575         3,266,109
------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A2, 0.363%,
11/25/46(4)                                                                      1,710,611         1,683,714
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
3A1, 5.718%, 5/1/37(4)                                                           1,535,563         1,404,586
------------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2007-
PA5, Cl. 1A1, 6.25%, 11/1/37                                                     1,330,888         1,151,977
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
2.875%, 9/1/34(4)                                                                1,850,483         1,769,059
------------------------------------------------------------------------------------------------------------

                      10 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                    Principal
                                                                                       Amount                       Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED

RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl.
1A2, 5.693%, 10/1/36(4)                                                          $  1,577,598                $  1,424,935
                                                                                                             ------------
                                                                                                               28,512,318
                                                                                                             ------------
Total Mortgage-Backed Obligations (Cost $458,314,886)                                                         475,222,035
ASSET-BACKED SECURITIES-9.4%
AESOP Funding II LLC, Automobile Receivables Nts.,
Series 2011-1A, Cl. A, 1.85%, 11/20/13(3)                                             870,000                     874,302
-------------------------------------------------------------------------------------------------------------------------
Airspeed Ltd., Airplane Receivables:
Series 2007-1A, Cl. G1, 0.468%, 6/15/32(2,4)                                       37,500,845                  31,125,702
Series 2007-1A, Cl. G2, 0.478%, 6/15/32(2,4)                                       12,811,750                  10,633,752
-------------------------------------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%,
11/17/14                                                                              465,000                     465,888
-------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-Backed
Certificates, Series 2010-1, Cl. A, 1.948%, 1/15/15(3,4)                            1,710,000                   1,744,388
-------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed
Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15(3)                               1,390,000                   1,432,627
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl.
A3, 3.04%, 10/15/13                                                                   440,653                     446,195
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
D, 4.20%, 11/8/16                                                                   2,740,000                   2,846,458
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl.
D, 4.26%, 2/8/17                                                                      430,000                     446,761
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts., Series 2011-2, Cl.
D, 4.14%, 5/8/17                                                                      860,000                     880,091
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                                        133,674                     133,702
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
1.22%, 10/8/13                                                                        464,519                     465,713
-------------------------------------------------------------------------------------------------------------------------
Blade Engine Securitization Ltd., Asset-Backed
Certificates, Series 2006-1A, Cl. B, 3.198%, 9/15/41(2,4)                          11,130,422                   8,793,033
-------------------------------------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3, Automobile Asset-
Backed Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                                  3,350,000                   3,352,119
-------------------------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed Pass-
Through Certificates, Series 2006-FRE1, Cl. A2, 0.304%,
7/25/36(4)                                                                          1,539,177                   1,462,081
-------------------------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series
2010-1A, Cl. 1, 5.43%, 7/20/15(3)                                                     431,623                     460,065
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                  430,000                     459,464
-------------------------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16(3)                                         1,620,000                   1,661,941


                      11 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                        Principal
                                                                           Amount                      Value
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(3)                            $1,520,000                 $1,670,187
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(3)                            1,520,000                  1,657,843
Series 2009-A8, Cl. A8, 2.298%, 5/16/16(3,4)                            2,015,000                  2,042,029
------------------------------------------------------------------------------------------------------------
CLI Funding LLC, Equipment Asset-Backed
Nts., Series 2006-1A, Cl. A, 0.377%, 8/18/21(3,4)                       7,147,319                  6,724,020
------------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1,
Equipment Nts., Series 2011-1,
Cl. 1A, 0.998%, 1/20/41(4)                                              1,675,000                  1,683,268
------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed
Certificates:Series 2002-4, Cl. A1,
0.934%, 2/25/33(4)                                                         22,681                     21,610
Series 2004-6, Cl. M5, 1.464%, 8/25/34(4)                               2,362,066                    919,466
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                  639,051                    529,008
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                  361,400                    287,693
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-4, Asset- Backed Certificates,
Series 2005-4, Cl. MF7, 5.733%, 10/1/35                                 5,850,000                    998,654
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-7, Asset-Backed Certificates,
Series 2005-7, Cl. MF7, 5.732%, 10/1/35                                 3,284,000                    724,156
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2006-10, Asset-Backed Certificates:
Series 2006-10, Cl. MF4, 5.899%, 9/1/46(4)                              2,550,000                    191,770
Series 2006-10, Cl. MF5, 5.899%, 9/1/46(4)                              2,465,000                    133,047
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2007-4, Asset-Backed Certificates,
Series 2007-4, Cl. M2, 5.931%, 9/1/37                                   2,000,000                    299,485
------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust,
Automobile Receivable Nts.,
Series 2011-1, Cl. A, 3.91%, 3/15/16                                    1,465,000                  1,481,437
------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile
Receivable Nts., Series 2009-1,
Cl. A1, 2.98%, 10/15/15(3)                                                658,555                    665,472
------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile
Receivable Nts., Series 2011-1A,
Cl. C, 3.05%, 8/15/15(2)                                                2,035,000                  2,043,913
------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile
Receivable Nts., Series 2011-2A,
Cl. C, 3.05%, 7/15/13(2)                                                  495,000                    495,155
------------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust
2011-1, Automobile Receivable Nts.,
Series 2011-1, Cl. A2, 1.47%, 3/16/15                                   1,715,000                  1,719,065
------------------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust, Automobile
Receivable Nts., Series 2010-B,
Cl. A2, 0.75%, 10/15/12(3)                                              1,730,000                  1,731,193
------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile
Receivable Nts., Series 2010-A,
Cl. A4, 2.15%, 6/15/15                                                  2,425,000                  2,483,796
------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust
2009-2, Asset-Backed Nts.,
Series 2009-2, Cl. A, 1.748%, 9/15/14(4)                                1,700,000                  1,727,339
------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust
2010-1, Asset-Backed Nts., Series 2010-1,
Cl. A, 1.848%, 12/15/14(3,4)                                            1,770,000                  1,805,545
------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust
2011-1, Asset-Backed Nts., Series 2011-1,
Cl. A1, 2.12%, 2/15/16                                                  1,775,000                  1,807,658
------------------------------------------------------------------------------------------------------------
GE Capital Credit Card Master Note Trust,
Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                      870,000                    899,454
------------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust,
Asset-Backed Securities, Series 2009-2A,
Cl. A, 1.748%, 10/20/14(3,4)                                            1,705,000                  1,732,274
------------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd.,
Asset-Backed Nts., Series 2011-1A,
Cl. A, 3.72%, 2/15/23(3)                                                1,620,000                  1,642,216
------------------------------------------------------------------------------------------------------------

                      12 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                        Principal
                                                                           Amount                     Value
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
------------------------------------------------------------------------------------------------------------
GMACM Home Equity Loan Trust 2007-
HE2, Home Equity Loan-Backed Term
Nts., Series 2007-HE2, Cl. A2,
6.054%, 12/1/37                                                        $    35,402               $    23,823
------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC,
Automobile Receivable Nts., Series
2010-1A, Cl. A1, 2.60%, 2/25/15(3)                                       1,710,000                 1,756,175
------------------------------------------------------------------------------------------------------------
Home Equity Mortgage Trust 2005-HF1,
Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.544%, 2/25/36(4)                             1,387,537                   963,256
Series 2005-HF1, Cl. A3B, 0.544%, 2/25/36(4)                             1,045,081                   725,516
------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2005-3,
Cl. A1, 0.456%, 1/20/35(4)                                                 557,552                   524,171
------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables, Series 2003-
C7, Cl. C7, 1.548%, 3/15/16(4)                                           1,800,000                 1,821,510
------------------------------------------------------------------------------------------------------------
Morgan Stanley Resecuritization
Trust, Automobile Receivable Nts.,
Series 2010-F, Cl. A, 0.447%, 6/15/13(3,4)                               1,315,000                 1,313,947
------------------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master
Owner Trust, Asset-Backed Nts.,
Series 2010-1, Cl. A, 1.844%, 1/26/15(3,4)                               2,850,000                 2,870,866
------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B,
Automobile Asset-Backed Nts., Series
2010-B, Cl. A3, 1.12%, 12/15/13                                          1,540,000                 1,548,509
------------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile
Receivable Nts., Series 2010-AA, Cl.
A, 1.348%, 1/15/15(3,4)                                                  1,720,000                 1,740,207
------------------------------------------------------------------------------------------------------------
NuCO2 Funding LLC, Asset-Backed Nts.,
Series 2008-1A, Cl. A1, 7.25%, 6/25/38(2)                               25,000,000                26,875,000
------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables
Trust 2010-2, Automobile Receivables
Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                              1,266,691                 1,268,152
------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables
Trust 2010-3, Automobile Receivables Nts., Series 2010-3,
Cl. C, 3.06%, 11/15/17                                                   1,670,000                 1,696,699
------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables
Trust 2010-A, Automobile Receivables
Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(3)                           1,699,403                 1,704,568
------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables
Trust 2011-1, Automobile Receivables
Nts., Series 2011-1, Cl. D, 4.07%, 2/15/17                               1,715,000                 1,732,582
------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables
Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(2)              2,091,652                 2,094,267
------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables
Trust 2011-S2A, Automobile
Receivables Nts., Series 2011-S2A,
Cl. D, 3.35%, 6/15/17(2)                                                 1,425,000                 1,424,963
------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A,
Automobile Receivable Nts., Series
2010-A, Cl. A3, 0.99%, 11/20/13                                          1,530,000                 1,534,215
------------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust
2011-1, Automobile Receivables Nts.,
Series 2011-1, Cl. A3, 1.49%, 6/16/14(2)                                   760,000                   760,471
------------------------------------------------------------------------------------------------------------
World Financial Network Credit Card
Master Note Trust, Credit Card
Receivables, Series 2009-A, Cl. A,
4.60%, 9/15/15                                                           1,130,000                 1,149,213
                                                                                                ------------
Total Asset-Backed Securities (Cost $156,134,856)                                                159,329,145
U.S. GOVERNMENT OBLIGATIONS-0.6%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                             590,000                   595,967
------------------------------------------------------------------------------------------------------------

                      13 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                  Principal
                                                                     Amount                  Value
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
2.50%, 5/27/16                                                  $   795,000            $   820,240
5%, 2/16/17                                                         910,000              1,047,528
5.25%, 4/18/16                                                    1,600,000              1,857,005
5.50%, 7/18/16                                                      910,000              1,068,216
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16                                                   1,540,000              1,576,564
4.875%, 12/15/16                                                  1,315,000              1,503,856
5%, 3/15/16                                                       1,010,000              1,160,790
                                                                                       -----------
Total U.S. Government Obligations (Cost $9,322,767)                                      9,630,166

--------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES-16.6%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-2.0%
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.1%
Service Corp. International, 6.75% Sr.
Unsec. Nts., 4/1/15                                               1,630,000              1,758,363
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec.
Unsub. Nts., 8/15/15(3)                                           2,450,000              2,583,562
--------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20%
Sr. Unsec. Unsub. Nts., 6/15/16                                   1,810,000              2,066,258
                                                                                       -----------
                                                                                         4,649,820
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.4%
--------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 6.375% Sr.
Unsec. Unsub. Nts., 6/15/14                                       1,255,000              1,400,644
--------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                    1,695,000              1,711,950
--------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr.
Unsec. Nts., 4/15/13                                              1,574,000              1,691,551
--------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                601,000                639,475
--------------------------------------------------------------------------------------------------
8% Sr. Unsec. Nts., 5/1/12                                        1,290,000              1,371,187
                                                                                       -----------
                                                                                         6,814,807
--------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                   1,475,000              1,579,688
6.125% Sr. Unsec. Nts., 6/15/11                                   1,610,000              1,612,378
                                                                                       -----------
                                                                                         3,192,066
--------------------------------------------------------------------------------------------------
MEDIA-0.7%
Comcast Cable Communications Holdings,
Inc., 9.455% Sr. Unsec. Nts., 11/15/22                              995,000              1,401,816
--------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing
Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41                         1,289,000              1,383,716
--------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The),
10% Sr. Unsec. Nts., 7/15/17                                      1,390,000              1,664,525
--------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                  1,540,000              1,797,950
--------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                       547,000                612,792
--------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                                            876,000              1,132,723
--------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                      928,000              1,127,458
--------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21(3)                                     895,000                937,840
--------------------------------------------------------------------------------------------------
6.50% Sr. Sec. Nts., 1/15/18                                      1,981,000              2,191,481
                                                                                       -----------
                                                                                        12,250,301
--------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.2%
Family Dollar Stores, Inc., 5% Sr.
Unsec. Nts., 2/1/21                                               1,722,000              1,713,407
--------------------------------------------------------------------------------------------------

                      14 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

                                                                  Principal
                                                                     Amount                 Value
---------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED

Macy's Retail Holdings, Inc., 5.90%
Sr. Unsec. Nts., 12/1/16                                        $ 1,702,000             $ 1,936,025
                                                                                        -----------
                                                                                          3,649,432
---------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.1%
Rent-A-Center, Inc., 6.625% Sr. Unsec.
Nts., 11/15/20(3)                                                 1,688,000               1,692,220
---------------------------------------------------------------------------------------------------
CONSUMER STAPLES-1.2%
---------------------------------------------------------------------------------------------------
BEVERAGES-0.1%
Constellation Brands, Inc., 8.375% Sr.
Nts., 12/15/14                                                    1,469,000               1,691,186
---------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.1%
Wal-Mart Stores, Inc., 5.625% Sr.
Unsec. Nts., 4/15/41                                              1,003,000               1,055,433
---------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.8%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                               463,000                 501,880
8.50% Sr. Unsec. Nts., 6/15/19                                      900,000               1,107,125
---------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                           10,000,000              10,350,000
---------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr.
Unsec. Nts., 3/1/18                                               1,590,000               1,721,175
                                                                                        -----------
                                                                                         13,680,180
---------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.1%
Energizer Holdings, Inc., 4.70% Sr.
Nts., 5/19/21(3)                                                  1,692,000               1,708,737
---------------------------------------------------------------------------------------------------
TOBACCO-0.1%
Altria Group, Inc., 10.20% Sr. Unsec.
Nts., 2/6/39                                                      1,240,000               1,846,141
---------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 8.125% Sr.
Unsec. Nts., 5/1/40                                                 985,000               1,152,581
                                                                                        -----------
                                                                                          2,998,722
---------------------------------------------------------------------------------------------------
ENERGY-1.6%
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.3%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                         1,330,000               1,362,743
---------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                      1,440,000               1,560,792
---------------------------------------------------------------------------------------------------
Weatherford International Ltd., 6.50%
Sr. Unsec. Bonds, 8/1/36                                          1,059,000               1,133,668
---------------------------------------------------------------------------------------------------
Weatherford International Ltd.
Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20                   1,187,000               1,225,868
                                                                                        -----------
                                                                                          5,283,071
---------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-1.3%
Anadarko Petroleum Corp., 6.20% Sr.
Unsec. Nts., 3/15/40                                              1,019,000               1,063,157
---------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC, 8.25%
Sr. Unsec. Unsub. Nts., 12/15/17                                  1,530,000               1,675,350
---------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50%
Sr. Unsec. Nts., 4/1/20                                           2,344,000               2,702,808
---------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec.
Unsub. Nts., 8/1/12                                                 698,000                 731,089
---------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership
LP, 5.875% Sr. Unsec. Nts., 6/1/13                                2,960,000               3,178,587
---------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
6.50% Sr. Unsec. Unsub. Nts., 9/1/39                              1,295,000               1,400,115
---------------------------------------------------------------------------------------------------
Kinder Morgan Finance Co. LLC, 6% Sr.
Sec. Nts., 1/15/18(2)                                             1,638,000               1,721,948
---------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub.
Bonds, 5/15/37                                                    1,713,000               1,777,176
---------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec.
Sub. Nts., 5/15/19                                                1,493,000               1,638,568
---------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.50% Sr. Sec. Nts., 9/30/14(3)                                     945,000               1,034,775
---------------------------------------------------------------------------------------------------

                      15 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                  Principal
                                                                     Amount                  Value
---------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
---------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90%
Sr. Unsec. Unsub. Nts., 4/15/15(3)                               $ 2,760,000           $  2,803,144
---------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr.
Nts., 2/1/18                                                       1,598,000              1,835,703
---------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05%
Nts., 3/15/13                                                        130,000                139,151
---------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.60% Sr.
Unsec. Nts., 5/10/21(3)                                            1,162,000              1,180,792
                                                                                       ------------
                                                                                         22,882,363
---------------------------------------------------------------------------------------------------
FINANCIALS-7.3%
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS-1.6%
Blackstone Holdings Finance Co. LLC,
6.625% Sr. Unsec. Nts., 8/15/19(3)                                 2,840,000              3,082,439
---------------------------------------------------------------------------------------------------
Credit Suisse Guernsey Ltd., 5.86% Jr.
Sub. Perpetual Nts.(10)                                            2,370,000              2,316,675
---------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                                         1,785,000              1,724,490
---------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec.
Sub. Nts., 4/7/21(3)                                               2,202,000              2,254,157
---------------------------------------------------------------------------------------------------
Mellon Capital IV, 6.244% Perpetual Bonds(10)                      6,000,000              5,565,000
---------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(3)                             709,000                730,773
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                    4,020,000              4,351,763
6.25% Sr. Unsec. Nts., 8/28/17                                     1,000,000              1,117,871
---------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr.
Unsec. Unsub. Nts., 1/19/16                                        1,568,000              1,597,855
---------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr.
Unsec. Unsub. Nts., 12/1/12                                        1,620,000              1,661,417
---------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec.
Nts., 8/12/13                                                        667,000                679,345
---------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243%
Jr. Sub. Perpetual Nts.(10)                                        2,294,000              2,334,145
                                                                                       ------------
                                                                                         27,415,930
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.8%
ANZ National International Ltd.,
2.375% Sr. Unsec. Nts., 12/21/12(3)                                1,820,000              1,851,137
---------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds(10)                      2,500,000              2,218,750
---------------------------------------------------------------------------------------------------
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(3,10)                   1,755,000              1,697,963
---------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr.
Unsec. Sub. Nts., 4/15/37                                          3,032,000              3,032,000
---------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911%
Nts., 11/30/35(4)                                                  4,290,000              4,139,850
---------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc., 7% Sub.
Nts., 12/15/20                                                     2,722,000              3,143,298
---------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub.
Nts., 9/14/20(3)                                                   1,748,000              1,742,128
---------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub.
Nts., 6/15/11                                                      1,578,000              1,581,557
---------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.57%
Perpetual Bonds(4,10)                                              6,000,000              5,575,500
---------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub.
Perpetual Bonds, Series K(10)                                      3,432,000              3,788,070
---------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                     2,149,000              2,364,764
                                                                                       ------------
                                                                                         31,135,017
---------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.2%
American Express Bank FSB, 5.50% Sr.
Unsec. Nts., 4/16/13                                               1,577,000              1,695,822
---------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                 2,208,000              2,315,097
                                                                                       ------------
                                                                                          4,010,919
---------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-1.2%
Bank of America Corp., 5.875% Sr.
Unsec. Unsub. Nts., 1/5/21                                           600,000                641,020
---------------------------------------------------------------------------------------------------

                      16 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                             Principal
                                                                Amount                    Value
-----------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                             $  1,420,000            $  1,498,922
6.01% Sr. Unsec. Nts., 1/15/15                                1,650,000               1,830,734
-----------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505%
Bonds, 2/12/67(3,4)                                           1,910,000               1,769,138
-----------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub.
Perpetual Bonds(10)                                           1,835,000               1,715,725
-----------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual
Bonds, Series 1(10)                                           9,315,000              10,295,050
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr.
Sub. Bonds, 5/14/38                                           2,433,000               2,864,597
                                                                                   ------------
                                                                                     20,615,186
-----------------------------------------------------------------------------------------------
INSURANCE-2.1%
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                         1,361,000               1,446,128
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                       1,640,000               1,760,952
-----------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr.
Unsec. Nts., 8/15/12(3)                                       1,538,000               1,606,370
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11                   1,510,000               1,535,270
-----------------------------------------------------------------------------------------------
International Lease Finance Corp.:
5.75% Sr. Unsec. Unsub. Nts., 5/15/16                         1,594,000               1,608,494
6.25% Sr. Unsec. Nts., 5/15/19                                1,424,000               1,431,576
-----------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings
plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13(3)                 2,230,000               1,974,797
-----------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr.
Nts., 6/1/21(3)                                               2,406,000               2,369,705
-----------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr.
Unsec. Sub. Bonds, 4/20/67                                    3,280,000               3,247,200
-----------------------------------------------------------------------------------------------
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39                   5,000,000               7,106,665
-----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr.
Unsec. Unsub. Nts., 9/17/12                                   1,792,000               1,850,566
-----------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc., 5%
Sr. Unsec. Nts., 6/1/21                                       2,348,000               2,374,624
-----------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854%
Perpetual Bonds(3,10)                                         3,212,000               3,230,170
----------------------------------------------------------  -----------             -----------
Willis Group Holdings plc, 4.125% Sr.
Unsec. Unsub. Nts., 3/15/16                                   1,689,000               1,731,830
-----------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr.
Sub. Bonds, 5/9/37(2,4)                                       1,640,000               1,701,500
                                                                                   ------------
                                                                                     34,975,847
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-0.4%
AvalonBay Communities, Inc., 6.625% Sr. Unsec.
Unsub. Nts., 9/15/11                                            715,000                 726,925
-----------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP,
5.75% Sr. Unsec. Unsub. Nts., 4/1/12                            859,000                 890,711
-----------------------------------------------------------------------------------------------
CommonWealth REIT, 6.95% Sr. Unsec.
Nts., 4/1/12                                                    382,000                 396,085
-----------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec.
Unsub. Nts., 1/15/12                                            652,000                 667,957
-----------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec.
Unsub. Nts., 3/1/12                                           1,600,000               1,630,373
-----------------------------------------------------------------------------------------------
WCI Finance LLC/WEA Finance LLC, 5.40%
Sr. Unsec. Unsub. Nts., 10/1/12(3)                            1,599,000               1,688,047
                                                                                   ------------
                                                                                      6,000,098
-----------------------------------------------------------------------------------------------
HEALTH CARE-0.3%
-----------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                1,053,000               1,058,163
-----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.1%
McKesson Corp., 6% Sr. Unsec. Unsub.
Nts., 3/1/41                                                    854,000                 928,679
-----------------------------------------------------------------------------------------------

                      17 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                   Value
--------------------------------------------------------------------------------------------------

NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quest Diagnostics, Inc., 5.75% Sr.
Unsec. Nts., 1/30/40                                           $  1,028,000           $  1,044,624
                                                                                       -----------
                                                                                         1,973,303
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(3)                             1,730,000              1,786,225
--------------------------------------------------------------------------------------------------
INDUSTRIALS-0.9%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.2%
Alliant Techsystems, Inc., 6.75% Sr.
Sub. Nts., 4/1/16                                                 1,630,000              1,682,975
--------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec.
Nts., 7/1/18                                                      1,458,000              1,618,380
                                                                                       -----------
                                                                                         3,301,355
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.2%
Corrections Corp. of America, 7.75%
Sr. Nts., 6/1/17                                                  1,661,000              1,827,100
--------------------------------------------------------------------------------------------------
Republic Services, Inc., 6.75% Sr.
Unsec. Unsub. Nts., 8/15/11                                       1,240,000              1,253,314
                                                                                       -----------
                                                                                         3,080,414
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                          1,490,000              1,544,987
5.25% Sr. Unsec. Nts., 10/19/12                                     260,000                275,808
6.375% Unsec. Sub. Bonds, 11/15/67                                3,004,000              3,135,425
                                                                                       -----------
                                                                                         4,956,220
--------------------------------------------------------------------------------------------------
MACHINERY-0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                       1,510,000              1,691,200
--------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.1%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(3)                  1,682,000              1,724,050
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-0.7%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.3%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                     2,510,000              2,752,679
--------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr.
Unsec. Unsub. Nts., 3/15/41                                         655,000                689,422
--------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                       1,555,000              1,600,577
                                                                                       -----------
                                                                                         5,042,678
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.1%
Arrow Electronics, Inc., 3.375% Sr.
Unsec. Unsub. Nts., 11/1/15                                       3,045,000              3,092,426
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                       1,571,000              1,697,398
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.1%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                   1,108,000              1,274,746
--------------------------------------------------------------------------------------------------
SOFTWARE-0.1%
Symantec Corp., 4.20% Sr. Unsec.
Unsub. Nts., 9/15/20                                              1,864,000              1,815,627
--------------------------------------------------------------------------------------------------
MATERIALS-1.1%
--------------------------------------------------------------------------------------------------
CHEMICALS-0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                       717,000                778,757
--------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                             1,427,000              1,457,940
--------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                     1,495,000              1,711,775
--------------------------------------------------------------------------------------------------
CF Industries, Inc., 6.875% Sr. Unsec.
Unsub. Nts., 5/1/18                                               1,641,000              1,889,201
--------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.,
5.625% Sr. Unsec. Unsub. Nts., 12/1/40                              989,000              1,026,120
                                                                                       -----------
                                                                                         6,863,793

                      18 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                   Principal
                                                                      Amount                  Value
----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.3%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                      $  1,790,000            $  1,969,000
----------------------------------------------------------------------------------------------------
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                         1,975,000               2,226,967
----------------------------------------------------------------------------------------------------
Sonoco Products Co., 5.75% Sr. Unsec.
Unsub. Nts., 11/1/40                                                 834,000                 872,306
                                                                                        ------------
                                                                                           5,068,273
----------------------------------------------------------------------------------------------------
METALS & MINING-0.4%
Barrick Gold Corp., 2.90% Sr. Unsec.
Nts., 5/30/16(3,9)                                                 1,070,000               1,074,209
----------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.,
8.375% Sr. Nts., 4/1/17                                            2,365,000               2,595,642
----------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec.
Unsub. Nts., 10/15/15                                                 97,000                 107,159
----------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                              1,190,000               1,306,789
6% Sr. Unsec. Unsub. Nts., 10/15/15                                1,071,000               1,207,007
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                 95,000                 101,112
                                                                                        ------------
                                                                                           6,391,918
----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.7%
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                        2,275,000               2,441,052
----------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875%
Bonds, 12/15/30                                                    1,010,000               1,444,698
----------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.60% Sr. Unsec.
Unsub. Nts., Series P, 9/15/39                                       577,000                 591,888
----------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25%
Sr. Unsec. Nts., 4/15/17                                           1,630,000               1,797,075
----------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub.
Nts., 6/15/15                                                      1,589,000               1,832,316
----------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                         830,000                 830,000
----------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40%
Sr. Unsec. Nts., 2/15/38                                             993,000               1,099,335
                                                                                        ------------
                                                                                          10,036,364
----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.1%
American Tower Corp., 7% Sr. Unsec.
Nts., 10/15/17                                                     1,156,000               1,335,180
----------------------------------------------------------------------------------------------------
UTILITIES-0.8%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.7%
Allegheny Energy Supply Co. LLC, 8.25%
Bonds, 4/15/12(3)                                                  1,455,000               1,543,273
----------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr.
Unsec. Nts., 8/15/39                                                 993,000               1,067,622
----------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr.
Unsec. Unsub. Nts., 8/15/13                                        1,659,000               1,698,609
----------------------------------------------------------------------------------------------------
Northeast Utilities, 7.25% Sr. Unsec.
Nts., 4/1/12                                                       1,620,000               1,697,127
----------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                      1,407,000               1,703,919
----------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 3.90% Sr. Unsec.
Nts., 5/1/16(3)                                                    2,405,000               2,484,988
----------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec.
Nts., 4/1/19(3)                                                    1,710,000               2,219,091
                                                                                        ------------
                                                                                          12,414,629
----------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.1%
Puget Energy, Inc., 6% Sr. Sec. Nts., 9/1/21(3,9)                    552,000                 552,000
                                                                                        ------------
Total Non-Convertible Corporate Bonds and
Notes (Cost $265,569,272)                                                                282,615,660
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES-6.1%
Advanced Micro Devices, Inc.:
5.75% Cv. Sr. Unsec. Nts., 8/15/12                                 5,203,000               5,404,616
6% Cv. Sr. Unsec. Nts., 5/1/15                                     7,007,000               7,313,556
----------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc., 3% Cv.
Sr. Unsec. Nts., 6/15/14                                          13,000,000              11,927,500
----------------------------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc., 4.375% Cv.
Sr. Unsec. Nts., 6/1/28                                            2,412,000               2,433,105
----------------------------------------------------------------------------------------------------

                      19 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                Principal
                                                                   Amount                    Value
--------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
4.25% Cv. Sr. Unsec. Unsub. Nts., 8/15/16                   $ 13,600,000             $  13,957,000
--------------------------------------------------------------------------------------------------
General Cable Corp., 4.50% Cv. Unsec.
Sub. Nts., 11/15/29(4)                                         4,925,000                 6,747,250
--------------------------------------------------------------------------------------------------
Hologic, Inc., 2% Cv. Sr. Unsec.
Unsub. Nts., 12/15/37(4)                                      12,000,000                11,775,000
--------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25                        4,000,000                 4,205,000
--------------------------------------------------------------------------------------------------
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14                        5,000,000                 5,550,000
--------------------------------------------------------------------------------------------------
NII Holdings, Inc., 3.125% Cv. Sr.
Unsec. Nts., 6/15/12                                          17,750,000                17,838,750
--------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 3% Cv. Sr. Sub.
Nts., 11/15/12                                                15,000,000                14,925,000
--------------------------------------------------------------------------------------------------
Standard Chartered plc, 6.409% Cv. Jr.
Unsec. Sub. Bonds, 1/29/49(3)                                  2,400,000                 2,343,024
                                                                                     -------------
Total Convertible Corporate Bonds and Notes
(Cost $92,083,941)                                                                     104,419,801
--------------------------------------------------------------------------------------------------
EVENT-LINKED BONDS-0.7%
Calypso Capital Ltd. Catastrophe
Linked Nts., Series 2010-1, Cl. A,
4.697%, 1/10/14(3,4)                                          2,041,000  EUR            2,961,356
--------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts.,
Cl. B, 4.173%, 8/10/11(3,4)                                   3,000,000                 2,999,400
--------------------------------------------------------------------------------------------------
Foundation Re III Ltd. Catastrophe
Linked Nts., Series 1-A, 5.75%, 2/3/14(3,4)                   2,100,000                 2,034,060
--------------------------------------------------------------------------------------------------
Longpoint Re Ltd. Catastrophe Linked
Nts., 5.40%, 12/24/12(3,4)                                    1,606,000                 1,588,173
--------------------------------------------------------------------------------------------------
Midori Ltd. Catastrophe Linked Nts.,
3.028%, 10/24/12(3,4)                                         3,000,000                 2,875,500
                                                                                     -------------
Total Event-Linked Bonds (Cost $12,494,768)                                            12,458,489

                                           Expiration       Strike
                                                 Date        Price        Contracts
------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.0%
Euro (EUR) Call(1)                            6/15/11             1       4,000,000                  -
------------------------------------------------------------------------------------------------------
Standard & Poor's
Depositary Receipts
Trust/Standard &
Poor's 500 Exchange
Traded Funds, Series 1 Put(1)                 7/18/11           127           2,000            160,000
                                                                                           -----------
Total Options Purchased (Cost $1,340,169)                                                      160,000

                                                   Exercise      Notional
                                                       Date        Amount
------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED-0.1%
Goldman Sachs Group, Inc. (The)
Swap Counterparty, Interest Rate
Swap call option; Swap Terms:
Receive Three-Month BBA LIBOR and
pay 5.28%; terminating 10/19/25(1)                 10/15/15      20,000,000        596,712
------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
Swap Counterparty, Interest Rate
Swap call option; Swap Terms:
Receive Three-Month BBA LIBOR and
pay 5.445%; terminating 11/9/25(1)                  11/5/15      20,000,000        414,910
                                                                                ----------
Total Swaptions Purchased (Cost $1,040,000)                                      1,011,622

                      20 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                      Shares                Value
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-19.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%(11,12) 246,751,632      $   246,751,632
-------------------------------------------------------------------------------------------------

Oppenheimer Master Loan Fund, LLC(11)                              6,879,066           82,695,486
                                                                                     ------------

Total Investment Companies (Cost $328,901,821)                                        329,447,118
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,796,013,091)                      115.1%       1,957,985,773
-------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                  (15.1)        (257,410,268)
                                                                 --------------------------------
Net Assets                                                             100.0%     $ 1,700,575,505
                                                                 ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

----------------
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR          Euro

1.   Non-income producing security.

2. Restricted security. The aggregate value of restricted securities as of May 31, 2011 was $95,357,204, which represents 5.61% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                 UNREALIZED
                                                 ACQUISITION                                   APPRECIATION
SECURITY                                               DATES             COST          VALUE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Airspeed Ltd., Airplane Receivables,
 Series 2007-1A, Cl. G1, 0.468%,
 6/15/32                                    7/28/10-10/21/10      $ 29,608,001  $ 31,125,702   $  1,517,701

Airspeed Ltd., Airplane Receivables,
 Series 2007-1A, Cl. G2, 0.478%,
 6/15/32                                              4/8/11        10,645,133    10,633,752        (11,381)

Blade Engine Securitization Ltd.,
 Asset-Backed Certificates, Series
 2006-1A, Cl. B, 3.198%, 9/15/41                    11/10/09         7,084,721     8,793,033      1,708,312

Bond Street Holdings LLC, Cl. A                      11/4/09         7,500,000     7,687,500        187,500

DT Auto Owner Trust 2011-1A,
 Automobile Receivable Nts., Series
 2011-1A, Cl. C, 3.05%, 8/15/15                       2/2/11         2,034,758     2,043,913          9,155

DT Auto Owner Trust 2011-2A,
 Automobile Receivable Nts., Series
 2011-2A, Cl. C, 3.05%, 7/15/13                      5/25/11           494,995       495,155            160

Kinder Morgan Finance Co. LLC, 6% Sr.
  Sec. Nts., 1/15/18                                  2/23/11         1,667,765     1,721,948         54,183

NuCO2 Funding LLC, Asset-Backed Nts.,
 Series 2008-1A, Cl. A1, 7.25%, 6/25/38               1/25/11        26,866,615    26,875,000          8,385

Santander Drive Auto Receivables Trust
 2011-S1A, Automobile Receivables Nts.,
 Series 2011-S1A, Cl. D, 3.10%, 5/15/17        2/4/11-4/14/11         2,094,772     2,094,267           (505)

Santander Drive Auto Receivables Trust
 2011-S2A, Automobile Receivables Nts.,
 Series 2011-S2A, Cl. D, 3.35%, 6/15/17               5/19/11         1,424,963     1,424,963              -

Westlake Automobile Receivables Trust
 2011-1, Automobile Receivables Nts.,
 Series 2011-1, Cl. A3, 1.49%, 6/16/14                5/18/11           759,973       760,471            498

ZFS Finance USA Trust V, 6.50% Jr.
 Sub. Bonds, 5/9/37                                   2/24/11         1,655,846     1,701,500         45,654
                                                                   -----------------------------------------
                                                                   $ 91,837,542  $ 95,357,204   $  3,519,662
                                                                   =========================================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $110,839,102 or 6.52% of the Fund's net assets as of May 31, 2011.

4. Represents the current interest rate for a variable or increasing rate security.

5. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $918,853. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $21,371,877 or 1.26% of the Fund's net assets as of May 31, 2011.

                      21 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)


7. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $393,249 or 0.02% of the Fund's net assets as of May 31, 2011.

9. When-issued security or delayed delivery to be delivered and settled after May 31, 2011. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES              GROSS               GROSS            SHARES
                                                      AUGUST 31, 2010           ADDITIONS         REDUCTIONS      MAY 31, 2011
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E     323,019,783             561,866,057        638,134,208     246,751,632

Oppenheimer Master Loan Fund, LLC                               -                6,879,066                  -       6,879,066

                                                                                                                    REALIZED
                                                                                     VALUE           INCOME             LOSS
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                          $  246,751,632   $      426,692       $        -


Oppenheimer Master Loan Fund, LLC                                               82,695,486        2,585,611(a)       327,608(a)
                                                                            -------------------------------------------------
                                                                            $  329,447,118   $    3,012,303       $  327,608
                                                                            =================================================

a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

12.  Rate shown is the 7-day yield as of May 31, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                      22 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                                                   LEVEL 3-
                                                LEVEL 1-                       LEVEL 2-         SIGNIFICANT
                                               UNADJUSTED              OTHER SIGNIFICANT       UNOBSERVABLE
                                            QUOTED PRICES              OBSERVABLE INPUTS             INPUTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                   $   43,191,660             $                -      $          -  $    43,191,660
   Consumer Staples                             78,402,355                              -                 -       78,402,355
   Energy                                       51,023,124                     11,119,252                 -       62,142,376
   Financials                                   75,702,486                      7,687,500                 -       83,389,986
   Health Care                                  68,053,301                              -                 -       68,053,301
   Industrials                                  45,224,612                              -                 -       45,224,612
   Information Technology                       80,015,294                              -                 -       80,015,294
   Materials                                    29,434,063                              -                 -       29,434,063
   Telecommunication Services                   16,307,300                              -                 -       16,307,300
   Utilities                                    21,396,695                              -                 -       21,396,695
Preferred Stocks                                 7,595,000                     47,939,774                 -       55,534,774
Rights, Warrants and Certificates                  599,321                              -                 -          599,321
Mortgage-Backed Obligations                              -                    475,222,035                 -      475,222,035
Asset-Backed Securities                                  -                    159,329,145                 -      159,329,145
U.S. Government Obligations                              -                      9,630,166                 -        9,630,166
Non-Convertible Corporate Bonds and Notes                -                    282,615,660                 -      282,615,660
Convertible Corporate Bonds and Notes                    -                    104,419,801                 -      104,419,801
Event-Linked Bonds                                       -                     12,458,489                 -       12,458,489
Options Purchased                                  160,000                              -                 -          160,000
Swaptions Purchased                                      -                      1,011,622                 -        1,011,622
Investment Companies                           246,751,632                     82,695,486                 -      329,447,118
                                            --------------------------------------------------------------------------------

Total Investments, at Value                    763,856,843                  1,194,128,930                 -    1,957,985,773
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                    279,880                              -                 -          279,880
Depreciated swaps, at value                              -                      3,292,244                 -        3,292,244
                                            --------------------------------------------------------------------------------
Total Assets                                $  764,136,723             $    1,197,421,174      $          -  $ 1,961,557,897
                                            --------------------------------------------------------------------------------



LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts         $            -             $         (35,354)      $         -   $       (35,354)
Futures margins                                   (134,120)                            -                 -          (134,120)
Appreciated swaps, at value                              -                    (1,110,795)                -        (1,110,795)
                                            ----------------------------------------------------------------------------------

Total Liabilities                           $     (134,120)            $      (1,146,149)      $         -   $    (1,280,269)
                                            ----------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

                      23 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2011 ARE AS FOLLOWS:

                                                        CONTRACT AMOUNT     EXPIRATION                   UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION            BUY/SELL           (000'S)           DATE          VALUE  DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL
Euro (EUR)                                       Sell     2,055  EUR           8/17/11   $  2,951,399  $     35,354

FUTURES CONTRACTS AS OF MAY 31, 2011 ARE AS FOLLOWS:

                                                                                                            UNREALIZED
                                                                NUMBER OF    EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                              BUY/SELL      CONTRACTS          DATE        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                              Buy             714       9/21/11    $89,138,438   $     377,399
U.S. Treasury Nts., 2 yr.                             Sell            366       9/30/11     80,222,625         (41,464)
U.S. Treasury Nts., 5 yr.                             Sell            268       9/30/11     31,929,688        (129,384)
U.S. Treasury Nts., 10 yr.                            Buy             197       9/21/11     24,154,047          25,855
U.S. Treasury Nts., 10 yr.                            Sell             43       6/21/11      5,333,344         (41,424)
U.S. Treasury Nts., 10 yr.                            Sell            301       9/21/11     36,905,422        (112,437)
U.S. Treasury Ultra Bonds                             Buy              20       9/21/11      2,581,250          13,474
                                                                                                         --------------
                                                                                                         $      92,019
                                                                                                         ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF MAY 31, 2011 ARE AS FOLLOWS:

                                                                   PAY/                   UPFRONT
                                              BUY/SELL NOTIONAL  RECEIVE                  PAYMENT                        UNREALIZED
REFERENCE ENTITY/                              CREDIT   AMOUNT    FIXED    TERMINATION    RECEIVED/                    APPRECIATION
SWAP COUNTERPARTY                           PROTECTION  (000'S)    RATE       DATE        (PAID)      VALUE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
 ITRAXX EUROPE SENIOR FINANCIALS, SERIES 14
 Barclays Bank plc                          Sell      $ 34,000   1.00%     12/20/15   $  1,204,701  $(1,110,795)  $        93,906
                                                      --------                        ---------------------------------------------
                                            Total       34,000                           1,204,701   (1,110,795)           93,906
-----------------------------------------------------------------------------------------------------------------------------------
 ITRAXX EUROPE SUB FINANCIALS, SERIES 14
 Barclays Bank plc                          Buy         34,000   1.00      12/20/15     (3,390,182)    3,043,844         (346,338)
                                                      --------                        ---------------------------------------------
                                            Total       34,000                          (3,390,182)    3,043,844         (346,338)
-----------------------------------------------------------------------------------------------------------------------------------
 REPUBLIC OF GERMANY
 Goldman Sachs International                Buy        50,000    0.25       9/20/15       (596,126)      248,400         (347,726)
                                                      --------                        ---------------------------------------------
                                            Total      50,000                             (596,126)      248,400         (347,726)
                                                                                      ---------------------------------------------
                                                                   Grand Total Buys     (3,986,308)    3,292,244         (694,064)
                                                                   Grand Total Sells     1,204,701    (1,110,795)          93,906
                                                                                      ---------------------------------------------
                                                           Total Credit Default Swaps  $(2,781,607)  $ 2,181,449  $      (600,158)
                                                                                      =============================================

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                               TOTAL MAXIMUM POTENTIAL
                                                           PAYMENTS FOR SELLING CREDIT                        REFERENCE ASSET RATING
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION     PROTECTION (UNDISCOUNTED)  AMOUNT RECOVERABLE*                 RANGE**
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Indexes                   $                 34,000,000   $                 -                      A

----------------
* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

                      24 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF MAY 31, 2011 IS AS FOLLOWS:
                                                                                     NOTIONAL
                                                                  SWAP TYPE FROM       AMOUNT
SWAP COUNTERPARTY                                               FUND PERSPECTIVE       (000'S)                      VALUE
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                                Credit Default Buy Protection   $      34,000               $     3,043,844
                                                Credit Default Sell Protection         34,000                    (1,110,795)
                                                                                                            ---------------
                                                                                                                  1,933,049
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International                     Credit Default Buy Protection          50,000                       248,400
                                                                                                            ---------------
                                                                                  Total Swaps               $     2,181,449
                                                                                                            ===============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of


                      25 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2011 (Unaudited)

sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Event-linked bonds are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their

                      26 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                  WHEN-ISSUED OR DELAYED DELIVERY
                                  BASIS TRANSACTIONS
--------------------              -------------------------------
Purchased securities              $                   336,331,616

Sold securities                                        68,220,316


The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated

                      27 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

into U.S.dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower- yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and

                      28 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $3,292,244, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $2,181,449 as of May 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of May 31, 2011 the Fund has required certain counterparties to post collateral of $3,060,547.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

                      29 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

During the period ended May 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $345,891 and $3,203,958, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended May 31, 2011, the Fund had an ending monthly average market value of $108,717,455 and $106,502,381 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

                      30 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended May 31, 2011, the Fund had an ending monthly average market value of $243,887 and $95,200 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the period ended May 31, 2011, the Fund did not have any outstanding written options.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

                      31 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     For the period ended May 31, 2011, the Fund had ending monthly average notional amounts of $72,083,162 and $20,083,162 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform.

                      32 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it receives a floating interest rate and pays a fixed interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

During the period ended May 31, 2011, the Fund had an ending monthly average market value of $614,771 on purchased swaptions.

RESTRICTED SECURITIES

As of May 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $     1,807,268,523
Federal tax cost of other investments            (35,827,756)
                                         -------------------
Total federal tax cost                   $     1,771,440,767
                                         ===================

Gross unrealized appreciation            $       160,964,428
Gross unrealized depreciation                    (10,755,317)
                                         -------------------
Net unrealized appreciation              $       150,209,111
                                         ===================

                      33 | OPPENHEIMER CAPITAL INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2011